Changes to borrowings and financings are as follows: (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Borrowing at beginning	$ 147,243	$ 97,454	$ 133,401	$ 50,699
Net borrowings	116,349	17,974	160,577
[custom:BorrowingsPaymentsPrincipal-0]	(60,523)	(27,893)	(78,185)
[custom:BorrowingsPaymentsOfInterest-0]	(7,056)	(1,348)	(2,654)
Interest accrued	6,225		6,771
Effect of changes in exchange rates (OCI)	(5,206)	(28,365)	(3,807)
[custom:InterestAccruedOther-0]		3,685
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Borrowing at beginning		60,126	77,061
Net borrowings			76,061
[custom:BorrowingsPaymentsPrincipal-0]	(54,151)	(1,508)
[custom:BorrowingsPaymentsOfInterest-0]	(4,548)	(45)
Interest accrued	776		2,684
Effect of changes in exchange rates (OCI)	(2,203)	(17,318)	(1,684)
[custom:InterestAccruedOther-0]		1,936
Bill Of Exchange [Member]
IfrsStatementLineItems [Line Items]
Borrowing at beginning	10,400	17,684
Net borrowings		21,132
[custom:BorrowingsPaymentsPrincipal-0]	(6,372)	(237)
[custom:BorrowingsPaymentsOfInterest-0]	(600)	(24)
Interest accrued	683	1,201
Effect of changes in exchange rates (OCI)	(995)	(489)
[custom:InterestAccruedOther-0]		770
Term Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Borrowing at beginning	136,843	19,644	22,157	313
Net borrowings	116,349	17,974
[custom:BorrowingsPaymentsOfInterest-0]	(1,908)
Interest accrued	4,766
Effect of changes in exchange rates (OCI)	$ (2,008)	1,434
[custom:InterestAccruedOther-0]		236
Bank Credit Bill [Member]
IfrsStatementLineItems [Line Items]
Borrowing at beginning			34,183	$ 50,386
Net borrowings			63,384
[custom:BorrowingsPaymentsPrincipal-0]		(26,148)	(78,185)
[custom:BorrowingsPaymentsOfInterest-0]		(1,279)	(2,654)
Interest accrued			2,886
Effect of changes in exchange rates (OCI)		(7,499)	$ (1,634)
[custom:InterestAccruedOther-0]		$ 743